MATERIAL ACCOUNTING POLICY INFORMATION (Details)	12 Months Ended
Dec. 31, 2023 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 0
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Refundable tax credit receivable (as a percent)	20.00%
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Refundable tax credit receivable (as a percent)	30.00%
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	30.00%
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	20.00%
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	100.00%
Buildings and structures | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Term of depreciated on straight-line basis	5 years
Buildings and structures | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Term of depreciated on straight-line basis	20 years